Threatened Litigation	9 Months Ended
Sep. 30, 2023
Threatened Litigation [Abstract]
Threatened Litigation

Note 7 — Threatened Litigation

On September 20, 2023, the Company entered into a settlement agreement and release with Boustead (the “Boustead Agreement”) to settle the threatened litigation, including any and all potential claims and counterclaims by and between the Company and Boustead with respect to the Engagement Letter dated March 23, 2021. The Company and Boustead have agreed to a contingent mutual release and waiver of claims in exchange for a cash payment of $515,000 by the Company to Boustead as a deduction from the offering proceeds upon consummation of the Company’s IPO. The Boustead Agreement also provides Boustead that certain indemnifications included under Section 4 of the Engagement Letter continue. Unless otherwise amended, the Boustead Agreement shall be deemed null and void in the event the Company’s IPO is not consummated by December 31, 2023. If the settlement is finalized with the consummation of the Company’s initial public offering, the Company does not anticipate any additional charges related to this threatened litigation.

The threatened litigation arose from the Company entering into an engagement letter on March 23, 2021 (the “Engagement Letter”) with Boustead Securities LLC, an advisor to the Company for certain corporate financing transactions. The Engagement Letter provides for Initial Public Offering (“IPO”), Pre-IPO and corporate finance transaction advice and the advisor expressed its intent to enter into an underwriting agreement with the Company to act as the lead underwriter for the proposed IPO on a firm commitment basis.

For financing transactions, including IPO and pre-IPO financings, the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to the disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by to the Company from each such investment transaction closing. The warrant exercise price is defined as the lower of: (1) the fair market value price per share of the Company’s common stock as of each such financing closing date, (2) the price per share paid by investors in each respective financing, (3) in the event that securities convertible are sold in the financing, the conversion price of such securities, or (4) in the event that warrants or other rights are issued in the financing, the exercise price of such warrants or other rights. Notwithstanding the foregoing, whatever the Company raises up to the maximum note offering of $12 million during its in-process private placement from March 24, 2021 until April 22, 2021, the fees will be reduced to 33% of the amounts indicated in this paragraph during this time period. The engagement letter established accountable expenses up to an aggregate of $230,000.

The Engagement Letter terminated on the later of (i) eighteen (18) months from the date executed (March 23, 2021) or (ii) twelve months from the completion date of the IPO and the term may be extended pursuant to the engagement letter. Also, the Company agreed that the advisor shall have the right of first refusal (ROFR) for two (2) years from the consummation of a transaction or termination or expiration of the Engagement Letter to act as advisor or as joint financial advisor under at least equal economic terms to the Engagement Letter.

On February 14, 2023, the Registration Statement on Form S-1 filed by the Company with the Securities and Exchange Commission (the “SEC”) was declared effective by the SEC. The Company’s financial advisor, representative and lead underwriter for the Offering was Boustead Securities LLC (“Boustead”). Boustead informed the Company of its decision not to price and consequently the Company was unable to complete the initial public offering at such time. NYIAX requested the SEC declare the offering effective. Upon the SEC approval NYIAX became a 1934 Securities Act reporting company with all the related responsibilities and costs. The Company has determined to continue to pursue an initial public offering (“IPO”) and NASDAQ listing of its securities. On April 12, 2023, the Company engaged Spartan Capital Securities, LLC, as lead underwriter, deal manager and investment banker for the Company’s IPO. However, there can be no assurance that we will be able to complete an IPO in the near future, if at all.

On April 7, 2023, the Company received a demand letter from Boustead. Boustead claims that the Company owes or will owe Boustead approximately $1 million for commissions on funds privately raised by the Company during its engagement with Boustead and approximately $1,230,000 if the Company completes an IPO with another underwriter. The Company disputes the amounts owed that have been claimed by Boustead and further is of the belief that if any commissions are due to Boustead, they would be significantly less than the amounts claimed by Boustead.

During the time the Company was engaged with Boustead with respect to the IPO, the Company raised approximately $10.0 million in private transactions. Based on the formula in the Engagement Letter, the commissions on such amount were approximately $588,000, which has been acknowledged by Boustead and is accrued in our Financial Statements as of September 30, 2023. Additionally, the Company issued Boustead 23,538 warrants to purchase NYIAX common stock at a per share exercise price of $4.00. The amounts above exclude approximately $158,000 in cash commissions and 68,950 warrants to purchase NYIAX common stock at a per share exercise price of $2.00 on 2023B Convertible Note which commenced in April 2023 for which Boustead was given a right of first refusal and did not exercise the right to participate in the 2023B Convertible Note offering.

In the event that there is a determination that the Engagement Letter has not expired or that Boustead is entitled to commissions if the Company completes its initial public offering with another underwriter, we believe that the maximum amount of such commissions based on the commission formula in the Engagement Letter would be approximately $560,000 in cash commissions and 122,500 warrants to purchase NYIAX common stock at a per share exercise price of $4.00 which assumes that purchasers of the Company’s shares were investors in the prior offerings during the term of the Engagement Letter or became aware of the Company or known to the Company during twelve months following the termination or expiration of the Engagement Letter.

If the settlement is not finalized with the consummation of the Company’s initial public offering, there can be no assurance that Boustead will not initiate a lawsuit to recover the amounts it claims are owed and any such litigation could impede our ability to complete an IPO and could negatively affect our financial condition. In addition, there can be no assurance that the Company would prevail in any lawsuit it commences against Boustead.

The Company intends to vigorously defend its positions regarding the payment of any commissions to Boustead, however there can be no assurances that the Company’s contentions and affirmative defenses in response to claims by Boustead for any commissions will be successful in the event that the issue of Engagement Letter termination and the entitlement to, and amount of, commissions pursuant to the Engagement Letter are contested by Boustead in a court of law or arbitration or if the matter is otherwise settled by the Company and Boustead.